Segmental analysis	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Segmental analysis	Note 3: Segmental analysis
Lloyds Banking Group provides a wide range of banking and financial services in the UK and in certain locations overseas. The Group Executive Committee (GEC) remains the chief operating decision maker, as defined by IFRS 8
Operating Segments, for the Group.
The segmental results and comparatives are presented on an underlying basis (pre-tax), the basis reviewed by the chief operating decision maker. The underlying basis is derived from the recognition and measurement principles of
IFRS Accounting Standards with the effects of the following excluded in arriving at underlying profit:
•Restructuring costs relating to merger, acquisition, integration and disposal activities
•Volatility and other items, which includes the effects of certain asset sales, the volatility relating to the Group’s hedging arrangements and that arising in the insurance businesses, the unwind of acquisition-related fair value adjustments and the amortisation of purchased intangible assets
For the purposes of the underlying income statement, operating lease depreciation (net of gains on disposal of operating lease assets) is shown as an adjustment to total income.
There has been no change to the descriptions of these segments as provided in note 4 to the Group’s financial statements for the year ended 31 December 2024.
In the half-year to 30 June 2025, the Group revised its treatment of certain divisional variable payment related costs. Previously reported within divisional operating costs, these are now included within underlying other income. Comparatives have been represented on a consistent basis in respect of these changes.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 3: Segmental analysis (continued)
The table below analyses the Group’s income and profit by segment on an underlying basis. Net income is also analysed between external and inter-segment income.

Half-year to 30 June 2025	Retail £m	Commercial Banking £m	Insurance, Pensions and Investments £m	Other £m	Total £m

Underlying net interest income	4,709	1,766	(78)	258	6,655
Underlying other income	1,276	926	689	78	2,969
Total underlying income	5,985	2,692	611	336	9,624
Operating lease depreciation[1]	(706)	(4)	–	–	(710)
Net income	5,279	2,688	611	336	8,914
Operating costs	(2,922)	(1,394)	(466)	(92)	(4,874)
Remediation	(41)	–	(2)	6	(37)
Total costs	(2,963)	(1,394)	(468)	(86)	(4,911)
Underlying impairment (charge) credit	(342)	(100)	1	(1)	(442)
Underlying profit before tax	1,974	1,194	144	249	3,561

External income	7,377	1,767	690	(210)	9,624
External operating lease depreciation[1]	(706)	(4)	–	–	(710)
Inter-segment (expense) income	(1,392)	925	(79)	546	–
Net income	5,279	2,688	611	336	8,914

Loans and advances to customers[2]	382,211	88,716	–	671	471,598
External assets	396,606	151,336	197,520	173,820	919,282
Customer deposits	323,365	170,217	–	350	493,932
External liabilities	329,493	215,329	192,760	134,829	872,411
[1]Net of losses on disposal of operating lease assets of £3 million.
[2]Other includes centralised fair value hedge accounting adjustments.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 3: Segmental analysis (continued)

Half-year to 30 June 2024	Retail £m	Commercial Banking £m	Insurance, Pensions and Investments £m	Other £m	Total £m

Underlying net interest income	4,430	1,696	(74)	286	6,338
Underlying other income[1]	1,133	942	649	10	2,734
Total underlying income	5,563	2,638	575	296	9,072
Operating lease depreciation[2]	(677)	(2)	–	–	(679)
Net income	4,886	2,636	575	296	8,393
Operating costs[1]	(2,763)	(1,358)	(458)	(121)	(4,700)
Remediation	(54)	(32)	(5)	(4)	(95)
Total costs	(2,817)	(1,390)	(463)	(125)	(4,795)
Underlying impairment (charge) credit	(194)	83	7	3	(101)
Underlying profit before tax	1,875	1,329	119	174	3,497

External income	6,551	2,083	649	(211)	9,072
External operating lease depreciation[2]	(677)	(2)	–	–	(679)
Inter-segment (expense) income	(988)	555	(74)	507	–
Net income	4,886	2,636	575	296	8,393

Loans and advances to customers[3]	365,055	88,069	–	(716)	452,408
External assets	380,919	148,736	191,796	171,476	892,927
Customer deposits	313,339	161,159	–	195	474,693
External liabilities	319,066	202,358	187,673	138,713	847,810

Half-year to 31 December 2024
Underlying net interest income	4,500	1,738	(62)	331	6,507
Underlying other income[1]	1,221	873	643	126	2,863
Total underlying income	5,721	2,611	581	457	9,370
Operating lease depreciation[2]	(642)	(4)	–	–	(646)
Net income	5,079	2,607	581	457	8,724
Operating costs[1]	(2,803)	(1,394)	(466)	(79)	(4,742)
Remediation	(696)	(72)	(14)	(22)	(804)
Total costs	(3,499)	(1,466)	(480)	(101)	(5,546)
Underlying impairment (charge) credit	(263)	(69)	–	–	(332)
Underlying profit before tax	1,317	1,072	101	356	2,846

External income	7,015	1,898	643	(186)	9,370
External operating lease depreciation[2]	(642)	(4)	–	–	(646)
Inter-segment (expense) income	(1,294)	713	(62)	643	–
Net income	5,079	2,607	581	457	8,724

Loans and advances to customers[3]	372,250	87,602	–	5	459,857
External assets[4]	387,322	148,548	197,309	173,518	906,697
Customer deposits	319,726	162,645	–	374	482,745
External liabilities[4]	324,730	207,066	193,519	135,494	860,809
1In the half-year to 30 June 2025, for segment reporting, the Group revised its allocation methodology. Certain divisional variable payment related costs are now included within underlying other income; comparative figures have been represented on a consistent basis. Total Group figures are unaffected by this change.
[2]Net of profits on disposal of operating lease assets of £37 million in the half-year to 30 June 2024 and £22 million in the half-
year to 31 December 2024.
[3]Other includes centralised fair value hedge accounting adjustments.
[4] The Insurance, Pensions and Investments operating segment external assets included £5,122 million at 31 December 2024 within disposal group assets and external liabilities included £5,268 million at 31 December 2024 in disposal group liabilities.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 3: Segmental analysis (continued)
The table below reconciles the statutory results to the underlying basis.

Statutory basis		Removal of:		Underlying basisA
	£m	Volatility and other items[1,2,3] £m	Insurance gross up4 £m	£m

Half-year to 30 June 2025
Net interest income	6,478	177	–	6,655	Underlying net interest income
Other income	2,908	(68)	129	2,969	Underlying other income
		(710)	–	(710)	Operating lease depreciation
Total income	9,386	(601)	129	8,914	Net income
Operating expenses[5]	(5,440)	658	(129)	(4,911)	Total costs[5]
Impairment charge	(442)	–	–	(442)	Underlying impairment charge
Profit before tax	3,504	57	–	3,561	Underlying profit

Half-year to 30 June 2024
Net interest income	6,046	300	(8)	6,338	Underlying net interest income
Other income	2,830	(208)	112	2,734	Underlying other income
		(679)	–	(679)	Operating lease depreciation
Total income	8,876	(587)	104	8,393	Net income
Operating expenses[5]	(5,452)	761	(104)	(4,795)	Total costs[5]
Impairment charge	(100)	(1)	–	(101)	Underlying impairment charge
Profit before tax	3,324	173	–	3,497	Underlying profit

Half-year to 31 December 2024
Net interest income	6,231	278	(2)	6,507	Underlying net interest income
Other income	2,896	(167)	134	2,863	Underlying other income
		(646)	–	(646)	Operating lease depreciation
Total income	9,127	(535)	132	8,724	Net income
Operating expenses[5]	(6,149)	735	(132)	(5,546)	Total costs[5]
Impairment credit	(331)	(1)	–	(332)	Underlying impairment credit
Profit before tax	2,647	199	–	2,846	Underlying profit
1In the half-year ended 30 June 2025 this comprised the effects of market and other volatility (gains of £27 million); the amortisation of purchased intangibles (£40 million); restructuring costs (£9 million); and fair value unwind (losses of
£35million).
2In the half-year ended 30 June 2024 this comprised the effects of market and other volatility (losses of £65 million); the amortisation of purchased intangibles (£41 million); restructuring costs (£15 million); and fair value unwind (losses of
£52 million).
3In the half-year ended 31 December 2024 this comprised the effects of market and other volatility (losses of £79 million); the amortisation of purchased intangibles (£40 million); restructuring costs (£25 million); and fair value unwind (losses of
£55 million).
[4]Under IFRS 17, expenses which are directly associated with the fulfilment of insurance contracts are reported as part of the insurance service result within statutory other income. On an underlying basis these expenses remain within costs.
[5]Net of losses on disposal of operating lease assets of £3 million (half-year to 30 June 2024: profit of £37 million; half-year to
31 December 2024: profit of £22 million). Statutory operating expenses includes operating lease depreciation. On an underlying basis operating lease depreciation is included in net income.